MATERIAL EVENTS DURING THE PERIOD (Details Narrative) $ / shares in Units, $ in Thousands		1 Months Ended		6 Months Ended
	Jun. 22, 2023 $ / shares shares	Feb. 28, 2023 USD ($)	Jan. 31, 2023 USD ($) shares	Jun. 30, 2023 USD ($) $ / shares shares	Sep. 19, 2023 shares	Jul. 31, 2023 USD ($)	Jul. 27, 2023 USD ($)	Jun. 30, 2023 € / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 € / shares
IfrsStatementLineItems [Line Items]
Principal amount | $		$ 3,500
Purchase price pre paid advance description		The purchase price for the Pre-Paid Advance is 92.0% of the Pre-Paid Advance. Such Pre-Paid Advances will be offset upon the issuance of ordinary shares to Yorkville at a price per share equal to the lower of (a) 100% of the daily VWAP of the Ordinary Shares on The Nasdaq Stock Market as of the trading day immediately prior to the date of the disbursement of the Pre-Paid Advance (the “Fixed Price”) (in the case of the first Pre-Paid Advance, $3.65), or (b) 93.0% of the lowest daily VWAP of the Ordinary Shares on Nasdaq during the seven trading days immediately prior to each purchase (the “Variable Price” and the lower of the Fixed Price and the Variable Price shall be referred to as the “Purchase Price”); however, in no event shall the Purchase Price be less than $1.10 (the “Floor Price”). On July 27, 2023, the Company amended the promissory note evidencing the remaining Pre-Paid Advance to decrease the Floor Price to $1.10 (as adjusted for reverse stock split which occurred on August 21, 2023, see also Note 9.1), after the Company was required to repay in cash $500 of principal amount as a result of the Company’s share price being below the original Floor Price.
Issued ordinary shares value | $				$ 51,730					$ 32,711
Options to purchase shares			864,000	13,333,333
Option granted description	The Company also granted the Underwriter a 45-day option to subscribe for, in the aggregate, (a) up to 1,999,999 additional ordinary shares (15% of the Firm Shares) at a subscription price per share of $0.24 (100% of the public offering price allocated to each Firm Share) (the “Option Shares” and together with the Firm Shares, the “Shares”) or Pre-Funded Warrants to subscribe for up to 1,999,999 ordinary shares at a price per share of $0.2399 (100% of the public offering price allocated to each Firm Share less $0.0001) and the remaining non pre-funded exercise price of each pre-funded warrant will be $0.0001 per share, and/or (b) 1,999,999 warrants in the form of Warrant A to subscribe for an aggregate of 1,999,999 ordinary shares (15% of the Firm Warrants) at an exercise price of $0.24 per warrant (100% of the public offering price allocated to each set of warrants in the form of Warrant A), and/or (c) 1,999,999 warrants in the form of Warrant B to purchase an aggregate of 1,999,999 ordinary shares (15% of the Firm Warrants) at a purchase price of $0.24 per warrant (100% of the public offering price allocated to each set of warrants in the form of Warrant B) (the “Option Warrants” and together with the Firm Warrants and Pre-Funded Warrants, if any, the “Warrants”), which may be subscribed for in any combination of Option Shares and/or the Option Warrants. The Option Shares and the Option Warrants are referred to as the “Option Securities”.
Expected volatility			81.92%
Risk-free rate			3.42%
Net proceeds | $				$ 2,580
Capital raise fee | $				$ 660
Par value per share | € / shares								€ 1		€ 1
Expected term			3 years
Expected dividend yield			0.00%
Convertible percentage			1.00%
Aggregated received amount | $			$ 27,000
Payment of cash percent			1.50%
Warrant A [Member]
IfrsStatementLineItems [Line Items]
Warrant share price cashless exercise | $ / shares	$ 0.0635
Number of shares issued warrants				15,333,332
Warrant B [Member]
IfrsStatementLineItems [Line Items]
Warrant share price cash exercise | $ / shares	0.24
Exercise price | $ / shares	$ 0.0602
Expected volatility	70.39%
Risk-free rate	4.13%
Number of shares issued warrants				15,333,332
Underwriter Warrant [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.264
Expected volatility	70.39%
Risk-free rate	4.13%
Number of shares issued warrants	666,667
Warrants expiration date	5 years
Par value per share | $ / shares	$ 0.0575
Underwriting Agreement [Member]
IfrsStatementLineItems [Line Items]
Options to purchase shares	13,333,333
Subscription price per share | $ / shares	$ 0.24
Number of warrants issued	13,333,333
Underwriting Agreement [Member] | Warrant A [Member]
IfrsStatementLineItems [Line Items]
Options to purchase shares	15,000,000
Subscription price per share | $ / shares	$ 0.24
Number of warrants issued	15,195,332
Number of warrants issued	13,333,333
Warrant share price cash exercise | $ / shares	$ 0.50
Number of warrant cashless exercised	7,597,665
Underwriting Agreement [Member] | Warrant B [Member]
IfrsStatementLineItems [Line Items]
Subscription price per share | $ / shares	$ 0.24
Number of warrants issued	13,333,333
Non adjusting Event [Member]
IfrsStatementLineItems [Line Items]
Cash | $							$ 500
Options to purchase shares					487,281
First Installment [Member]
IfrsStatementLineItems [Line Items]
Pre-paid advance | $		$ 1,500
First Installment [Member] | Non adjusting Event [Member]
IfrsStatementLineItems [Line Items]
Pre-paid advance | $						$ 1,500
Second Installment [Member]
IfrsStatementLineItems [Line Items]
Pre-paid advance | $		2,000
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares				$ 1.04
SEPA [Member]
IfrsStatementLineItems [Line Items]
Issued capital, ordinary shares | $		$ 25,000
Percentage of weighted average price of common stock		96.00%
SEPA [Member] | Non adjusting Event [Member]
IfrsStatementLineItems [Line Items]
Issued ordinary shares value | $						$ 450
SEPA [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of common stock		97.00%